Report for the Calendar Year or Quarter Ended: JUNE 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.)                  [ ] is a restatement.
                                                    [ ] adds new
holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Lincluden Investment Management Limited
Address:         1275 North Service Road W., Suite 607
                 Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Alanna Sinclair-Whitty
Title:         Assistant Vice President and Secretary
Phone:         (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty    Oakville, Ontario, Canada    July 25, 2012
[Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X]         13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]         13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ]         13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:   $1,104,833
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                  Form 13F File Number                  Name

NAME OF                           TITLE OF                VALUE    SHARES/  SH/     PUT/    INVESTMENT  OTHER     VOTING AUTHORITY
ISSUER                            CLASS          CUSIP   $1000'S   PRN AMT  PRN     CALL    DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD.                           SPON ADR     000375204 $12,045   738,066 Shs              SOLE       0       738,066
AGNICO EAGLE MINES LTD.            COM          008474108 $17,650   437,545 Shs              SOLE       0       437,545
AMERICAN GREETINGS CORP CL A       CL A         026375105 $ 2,164   148,020 Shs              SOLE       0       148,020
APPLIED MATLS INC.                 COM          038222105 $12,708 1,110,343 Shs              SOLE       0     1,110,343
BANK OF AMERICA CORPORATION        COM          060505104 $10,057 1,229,519 Shs              SOLE       0     1,229,519
BANK MONTREAL QUE                  COM          063671101 $   523     9,520 Shs              SOLE       0         9,520
BANK NOVA SCOTIA HALIFAX           COM          064149107 $28,157   545,785 Shs              SOLE       0       545,785
BARCLAYS PLC                       ADR          06738E204 $ 9,450   917,548 Shs              SOLE       0       917,548
BARRICK GOLD INC.                  COM          067901108 $34,293   914,171 Shs              SOLE       0       914,171
BCE INC                            COM          05534B109 $15,593   379,750 Shs              SOLE       0       379,750
BROOKFIELD PPTYS CORP.             COM          112900105 $27,914 1,601,378 Shs              SOLE       0     1,601,378
CAE INC.                           COM          124765108 $13,224 1,366,911 Shs              SOLE       0     1,366,911
CAMECO CORP.                       COM          13321L108 $   546    24,935 Shs              SOLE       0        24,935
CANADIAN IMPERIAL BANK OF COMMERCE COM          136069101 $24,753   353,170 Shs              SOLE       0       353,170
CANADIAN NATURAL RESOURCES LTD.    COM          136385101 $21,796   815,922 Shs              SOLE       0       815,922
CHINA MOBILE LIMITED               SPON ADR     16941M109 $12,564   229,824 Shs              SOLE       0       229,824
CISCO SYSTEMS INC.                 COM          17275R102 $14,654   853,477 Shs              SOLE       0       853,477
COCA-COLA COMPANY                  COM          191216100 $   502     6,430 Shs              SOLE       0         6,430
CORNING INC.                       COM          219350105 $15,448 1,194,736 Shs              SOLE       0     1,194,736
DEVON ENERGY CORP.                 COM          25179M103 $13,716   236,525 Shs              SOLE       0       236,525
EBAY INC.                          COM          278642103 $   750    20,250 Shs              SOLE       0        20,250
EMERSON ELECTRIC COMPANY           COM          291011104 $17,799   382,123 Shs              SOLE       0       382,123
ENCANA CORP                        COM          292505104 $31,026 1,496,137 Shs              SOLE       0     1,496,137
EXXON MOBIL CORP.                  COM          30231G102 $15,834   185,044 Shs              SOLE       0       185,044
FRANCE TELECOM SA                  SPON ADR     35177Q105 $10,475   798,975 Shs              SOLE       0       798,975
GENERAL MOTORS CORP.               COM          37045V100 $14,993   760,300 Shs              SOLE       0       760,300
GLAXOSMITHKLINE PLC                SPON ADR     37733W105 $14,631   321,070 Shs              SOLE       0       321,070
HONEYWELL INTL INC                 COM          438516106 $13,226   236,853 Shs              SOLE       0       236,853
HSBC HLDGS PLC                     SPON ADR NEW 404280406 $14,286   323,722 Shs              SOLE       0       323,722
ING GROEP N V                      SPON ADR     456837103 $11,108 1,662,902 Shs              SOLE       0     1,662,902
JOHNSON & JOHNSON                  COM          478160104 $19,787   292,880 Shs              SOLE       0       292,880
JP MORGAN CHASE & CO               COM          46625H100 $11,331   317,123 Shs              SOLE       0       317,123
MAGNA INTL INC                     COM          559222401 $30,414   773,270 Shs              SOLE       0       773,270
MANULIFE FINL CORP                 COM          56501R106 $33,699 3,106,520 Shs              SOLE       0     3,106,520
MERCK & CO. INC.                   COM          58933Y105 $   310     7,440 Shs              SOLE       0         7,440
METLIFE INC.                       COM          59156R108 $ 9,940   322,211 Shs              SOLE       0       322,211
MICROSOFT CORP.                    COM          594918104 $23,642   772,871 Shs              SOLE       0       772,871
MORGAN STANLEY                     COM          617446448 $13,980   958,164 Shs              SOLE       0       958,164
NTT DOCOMO INC.                    SPON ADR     62942M201 $   567    34,050 Shs              SOLE       0        34,050
ORACLE CORP                        COM          68389X105 $10,940   368,340 Shs              SOLE       0       368,340
PANASONIC CORP.                    ADR          69832A205 $ 9,390 1,159,200 Shs              SOLE       0     1,159,200
PENGROWTH ENERGY CORP.             COM          7006P104  $   331    52,395 Shs              SOLE       0        52,395
PENN WEST PETE LTD NEW             COM          707887105 $   426    31,910 Shs              SOLE       0        31,910
PETROLEO BRASILEIRO SA PETRO       SPON ADR     71654V408 $13,797   735,055 Shs              SOLE       0       735,055
PFIZER INC                         COM          717081103 $17,708   769,923 Shs              SOLE       0       769,923
PROCTER & GAMBLE CO                COM          742718109 $13,847   226,080 Shs              SOLE       0       226,080
RESEARCH IN MOTION LTD.            COM          760975102 $ 9,988 1,354,220 Shs              SOLE       0     1,354,220
ROGERS COMMUNICATIONS INC          CL B         775109200 $32,573   902,205 Shs              SOLE       0       902,205
ROYAL BANK OF CANADA               COM          780087102 $39,228   768,868 Shs              SOLE       0       768,868
SANOFI AVENTIS                     SPON ADR     80105N105 $19,034   503,818 Shs              SOLE       0       503,818
SAP AG                             SPON ADR     803054204 $ 7,232   121,825 Shs              SOLE       0       121,825
SHAW COMMUNICATIONS                CL B CONV    82028K200 $17,649   937,760 Shs              SOLE       0       937,760
SIEMENS AG                         SPON ADR     826197501 $13,975   166,228 Shs              SOLE       0       166,228
STAPLES INC.                       COM          855030102 $17,083 1,309,012 Shs              SOLE       0     1,309,012
SUN LIFE FINL INC.                 COM          866796105 $34,251 1,580,810 Shs              SOLE       0     1,580,810
SUNCOR ENERGY INC                  COM          867229106 $25,338   879,890 Shs              SOLE       0       879,890
SYMANTEC CORP.                     COM          871503108 $ 5,229   357,875 Shs              SOLE       0       357,875
TALISMAN ENERGY INC                COM          87425E103 $38,397 3,363,708 Shs              SOLE       0     3,363,708
TECK RESOURCES LTD.                CL B         878742204 $13,191   427,700 Shs              SOLE       0       427,700
TELUS CORP.                        NON -VTG     87971M202 $   263     4,515 Shs              SOLE       0         4,515
TEXAS INSTRUMENTS INC.             COM          882508104 $10,258   357,535 Shs              SOLE       0       357,535
THOMSON REUTERS CORP               COM          884903105 $32,107 1,133,035 Shs              SOLE       0     1,133,035
TORONTO DOMINION BK ONT            COM NEW      891160509 $45,599   585,050 Shs              SOLE       0       585,050
TOTAL S A                          SPON ADR     89151E109 $10,085   224,355 Shs              SOLE       0       224,355
VERIZON COMMUNICATIONS             COM          92343V104 $20,701   465,817 Shs              SOLE       0       465,817
VODAFONE GROUP PLC                 SPON ADR     92857W209 $10,884   386,245 Shs              SOLE       0       386,245
WAL MART STORES INC                COM          931142103 $13,319   191,030 Shs              SOLE       0       191,030
WALGREEN CO.                       COM          931422109 $13,843   467,994 Shs              SOLE       0       467,994
WELLS FARGO & CO NEW               COM          949746101 $18,180   543,672 Shs              SOLE       0       543,672
ZIMMER HOLDINGS INC.               COM          98956P102 $14,433   224,255 Shs              SOLE       0       224,255
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